Portfolio of Investments (unaudited)
As of January 31, 2023
abrdn Global Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—96.9%
AUSTRALIA—0.8%
Materials—0.8%
BHP Group Ltd., ADR	15,900	$ 1,115,385
BRAZIL—1.9%
Industrials—1.1%
CCR SA	687,700	1,593,159
Materials—0.8%
Vale SA, ADR	59,500	1,111,460
Total Brazil		2,704,619
CANADA—2.5%
Energy—1.4%
Enbridge, Inc.(a)	47,500	1,946,075
Materials—1.1%
Barrick Gold Corp.(a)	80,300	1,569,865
Total Canada		3,515,940
CHINA—3.3%
Communication Services—1.1%
Meituan, Class B(b)(c)	3,090	69,080
Tencent Holdings Ltd.	30,900	1,505,723
		1,574,803
Financials—1.3%
Ping An Insurance Group Co. of China Ltd., H Shares	231,900	1,801,330
Real Estate—0.9%
China Vanke Co. Ltd., H Shares	615,800	1,244,840
Total China		4,620,973
DENMARK—0.9%
Financials—0.9%
Tryg A/S	57,900	1,328,695
FINLAND—1.9%
Financials—1.2%
Nordea Bank Abp	139,200	1,627,301
Information Technology—0.7%
Nokia OYJ	214,106	1,015,187
Total Finland		2,642,488
FRANCE—6.6%
Consumer Discretionary—1.2%
LVMH Moet Hennessy Louis Vuitton SE	1,830	1,597,545
Consumer Staples—1.0%
Danone SA	25,800	1,414,853
Energy—1.4%
TotalEnergies SE, ADR(a)	32,200	1,997,688
Health Care—1.1%
Sanofi	16,042	1,570,904
Industrials—1.0%
Alstom SA	48,379	1,438,558
Information Technology—0.9%
Teleperformance	4,600	1,278,739
Total France		9,298,287
GERMANY—3.9%
Financials—1.3%
Deutsche Boerse AG	10,100	1,807,317
Shares		Value

Materials—1.1%
Linde PLC	4,700	$ 1,554,852
Utilities—1.5%
RWE AG	45,700	2,034,512
Total Germany		5,396,681
HONG KONG—0.8%
Financials—0.8%
Hong Kong Exchanges & Clearing Ltd.	23,700	1,065,969
ITALY—1.3%
Utilities—1.3%
Enel SpA	320,100	1,884,787
JAPAN—2.1%
Financials—1.2%
Mitsubishi UFJ Financial Group, Inc.	231,200	1,693,512
Real Estate—0.9%
GLP J-REIT	1,100	1,244,717
Total Japan		2,938,229
NETHERLANDS—3.7%
Consumer Staples—1.3%
Heineken NV	18,000	1,798,900
Information Technology—2.4%
ASML Holding NV	2,400	1,587,955
BE Semiconductor Industries NV	24,900	1,781,006
		3,368,961
Total Netherlands		5,167,861
NORWAY—0.9%
Communication Services—0.9%
Telenor ASA	117,800	1,233,202
SINGAPORE—1.4%
Financials—1.4%
Oversea-Chinese Banking Corp. Ltd.	194,582	1,922,538
SOUTH KOREA—1.3%
Materials—1.3%
LG Chem Ltd.	3,100	1,749,649
SPAIN—1.5%
Industrials—1.5%
Ferrovial SA	69,357	2,046,604
SWEDEN—0.5%
Industrials—0.5%
Atlas Copco AB, A Shares	55,600	659,753
SWITZERLAND—2.3%
Financials—1.2%
Zurich Insurance Group AG	3,500	1,730,850
Health Care—1.1%
Roche Holding AG	4,900	1,529,635
Total Switzerland		3,260,485
TAIWAN—1.1%
Information Technology—1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	91,200	1,609,386
UNITED KINGDOM—5.2%
Communication Services—0.9%
Vodafone Group PLC, ADR(a)	108,400	1,255,272

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2023
abrdn Global Dynamic Dividend Fund

Shares		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Consumer Discretionary—0.6%
Taylor Wimpey PLC	597,300	$ 866,635
Financials—0.5%
Allfunds Group PLC	90,000	715,946
Health Care—2.3%
AstraZeneca PLC, ADR(a)	26,700	1,745,379
Dechra Pharmaceuticals PLC	39,834	1,412,758
		3,158,137
Industrials—0.9%
Melrose Industries PLC	698,300	1,231,220
Total United Kingdom		7,227,210
UNITED STATES—53.0%
Communication Services—1.6%
Alphabet, Inc., Class C(a)(c)	22,200	2,217,114
Consumer Discretionary—7.3%
Aptiv PLC(a)(c)	12,800	1,447,552
Genuine Parts Co.(a)	11,000	1,846,020
Las Vegas Sands Corp.(c)	18,600	1,097,400
Lowe's Cos., Inc.(a)	8,500	1,770,125
Target Corp.(a)	11,400	1,962,396
TJX Cos., Inc. (The)(a)	25,100	2,054,686
		10,178,179
Consumer Staples—4.9%
Coca-Cola Co. (The)(a)	31,200	1,913,184
Kraft Heinz Co. (The)	39,000	1,580,670
Mondelez International, Inc., Class A(a)	27,700	1,812,688
Nestle SA	12,300	1,500,711
		6,807,253
Energy—2.2%
New Fortress Energy, Inc.	30,700	1,190,853
Williams Cos., Inc. (The)(a)	57,100	1,840,904
		3,031,757
Financials—6.6%
Bank of America Corp.(a)	42,900	1,522,092
Blackstone, Inc., Class A	14,400	1,381,824
Goldman Sachs Group, Inc. (The)	4,800	1,755,888
Huntington Bancshares, Inc.	103,200	1,565,544
Intercontinental Exchange, Inc.(a)	14,500	1,559,475
JPMorgan Chase & Co.	10,800	1,511,568
		9,296,391
Health Care—8.0%
AbbVie, Inc.(a)	13,800	2,038,950
Baxter International, Inc.	22,000	1,005,180
Bristol-Myers Squibb Co.(a)	22,500	1,634,625
CVS Health Corp.	15,100	1,332,122
Eli Lilly & Co.(a)	3,600	1,238,940
Medtronic PLC(a)	15,600	1,305,564
Merck & Co., Inc.	10,500	1,127,805
UnitedHealth Group, Inc.(a)	3,000	1,497,570
		11,180,756
Industrials—4.1%
FedEx Corp.(a)	7,800	1,512,108
Shares		Value

Norfolk Southern Corp.	5,500	$ 1,351,955
Schneider Electric SE	11,100	1,800,593
Stanley Black & Decker, Inc.	12,000	1,071,720
		5,736,376
Information Technology—11.5%
Amdocs Ltd.	19,000	1,746,670
Analog Devices, Inc.	9,600	1,646,112
Apple, Inc.(a)	29,800	4,299,842
Broadcom, Inc.(a)	3,300	1,930,533
Cisco Systems, Inc.	33,300	1,620,711
Fidelity National Information Services, Inc.	19,900	1,493,296
Microsoft Corp.(a)	13,800	3,419,778
		16,156,942
Materials—0.9%
Air Products & Chemicals, Inc.	4,200	1,346,142
Real Estate—2.1%
American Tower Corp., REIT	6,200	1,385,018
Gaming and Leisure Properties, Inc., REIT(a)	28,400	1,521,104
		2,906,122
Utilities—3.8%
Clearway Energy, Inc., Class A	40,800	1,307,640
CMS Energy Corp.(a)	20,900	1,320,671
FirstEnergy Corp.	31,800	1,302,210
NextEra Energy, Inc.(a)	19,600	1,462,748
		5,393,269
Total United States		74,250,301
Total Common Stocks		135,639,042
PREFERRED STOCKS—1.3%
SOUTH KOREA—1.3%
Information Technology—1.3%
Samsung Electronics Co. Ltd.	40,400	1,812,912
Total Preferred Stocks		1,812,912
SHORT-TERM INVESTMENT—1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.18%(d)	2,262,866	2,262,866
Total Short-Term Investment		2,262,866
Total Investments (Cost $114,813,329)—99.8%		139,714,820
Other Assets in Excess of Liabilities—0.2%		281,528
Net Assets—100.0%		$139,996,348

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Non-income producing security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2023.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2023
abrdn Global Dynamic Dividend Fund

At January 31, 2023, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
04/19/2023	Royal Bank of Canada (UK)	USD	10,762,508	EUR	9,900,000	$10,813,744	$(51,236)

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board designated abrdn Investments Limited (formerly, Aberdeen Asset Managers Limited) (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12- month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
4